Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Statements
Entity Registrant Name	TotalEnergies SE
Entity Central Index Key	0000879764
Document Type	20-F
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding	2,206,585,543
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity File Number	1-10888
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	2, place Jean Millier
Entity Address, Address Line Two	La Défense 6
Entity Address, City or Town	Courbevoie
Entity Address, Country	FR
Entity Address, Postal Zip Code	92400
ICFR Auditor Attestation Flag	true
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Title of 12(b) Security	Shares
Trading Symbol	TTE
Security Exchange Name	NYSE
Auditor Name	ERNST & YOUNG Audit and PricewaterhouseCoopers Audit
Auditor Location	Joint Auditors
Auditor Firm ID	999999
Document Financial Statement Error Correction [Flag]	false
PricewaterhouseCoopers Audit
Statements
Auditor Name	PricewaterhouseCoopers Audit
Auditor Location	Neuilly sur Seine
Auditor Firm ID	1347
ERNST & YOUNG Audit
Statements
Auditor Name	ERNST & YOUNG Audit
Auditor Location	Paris-La Défense
Auditor Firm ID	1692
Business Contact
Statements
Entity Address, Address Line One	2, place Jean Millier
Entity Address, Address Line Two	La Défense 6
Entity Address, City or Town	Courbevoie
Entity Address, Country	FR
Entity Address, Postal Zip Code	92400
City Area Code	+33
Contact Personnel Name	Jean-Pierre Sbraire
Local Phone Number	(0)1 47 44 45 46